Old Westbury Large Cap Core Fund
RISK/RETURN
Investment Goal
The Fund’s goal is to seek long-term capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Old Westbury Large Cap Core Fund
Management Fees		0.70%
Other Expenses		0.30%
Acquired Fund Fees and Expenses		0.01%
Total Annual Fund Operating Expenses	[1][2]	1.01%
[1]	Total Annual Fund Operating Expenses will not agree to the ratio of expenses to average net assets before expense waivers in the Fund's Financial Highlights, as the Financial Highlights reflect actual direct operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
[2]	Bessemer Investment Management LLC (the "Adviser") has contractually committed through October 31, 2013, to waive its advisory fees to the extent necessary to maintain the net operating expense ratio of the Fund, excluding Fund transaction costs, investment interest expense, dividend expenses associated with securities sold short and Acquired Fund Fees and Expenses (if any), at 1.00%. This commitment may be changed or terminated at any time with the approval of the Board of Directors.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (taking into account the contractual expense limitation). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Old Westbury Large Cap Core Fund	103	322	558	1,236

Portfolio Turnover
          The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the fiscal year ended October 31, 2011, the Fund’s portfolio turnover rate was 72% of the average value of its portfolio.

Principal Investment Strategies
          The Fund pursues its investment goal by investing in a diversified portfolio of equity and equity-related securities throughout the world, including in emerging markets. Under normal circumstances, the Fund invests at least 80% of its net assets, including any borrowings for investment purposes, in securities of large capitalization companies. The Adviser currently defines large capitalization companies as companies having, at the time of initial investment, a market capitalization equal to or greater than the largest 70% by market capitalization of the companies that comprise the S&P Global Broad Market Index. The Fund may continue to hold securities of companies whose market capitalizations fall below the foregoing threshold subsequent to the Fund’s investment in such securities. As of December 31, 2011, the smallest market capitalization in this group was $8.2 billion. This capitalization range will change as the size of the companies in the index changes with market conditions and the composition of the index.

          The Fund invests in a portfolio of securities the Adviser believes has the potential for long-term capital appreciation with overall lower volatility than the general equity markets. The Fund invests primarily in securities listed on bona fide securities exchanges or actively traded in over-the-counter markets. The securities may be listed or traded in the form of American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), or other types of depositary receipts (including non-voting depositary receipts) or dual listed securities. The Fund may also invest in government fixed income securities, exchange-traded funds (“ETFs”), and a variety of derivatives, including futures, options and other derivative instruments, to increase or to hedge, or protect, its exposure to, for example, movements in the securities markets.

Principal Risks

          All investments carry a certain amount of risk and there is no assurance that the Fund will achieve its investment goal. The Adviser uses the Fund’s principal investment strategies and other investment strategies to seek to achieve the Fund’s investment goal. Investment decisions made by the Adviser in using these strategies may not produce the returns expected by the Adviser, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with a similar investment goal. The shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. You could lose all or a part of your investment in the Fund.

          The following are the principal risks of investing in the Fund. Please see “Additional Information About the Funds” for a detailed discussion of these risks and other factors you should carefully consider before deciding to invest in the Fund.

          Stock Market/Company Risk —Stock markets are volatile and can decline significantly in response to issuer, market, economic, political, regulatory, geopolitical, and other conditions.

          Foreign Risk— Investing in securities of foreign issuers in the form of depositary receipts, such as ADRs, European Depositary Receipts (“EDRs”) and GDRs, which typically are issued by local financial institutions and evidence ownership of the underlying securities, are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted. Exposure to foreign markets through issuers or currencies can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. The risks of foreign investments are increased in emerging markets which may experience hyperinflation and have far lower trading volumes and less liquidity than developed markets.

          Exchange-Traded Funds Risk — Exchange-traded funds or ETFs are subject to many of the same risks associated with individual stocks, including market risk where the market as a whole, or the specific sector in which an ETF invests, may decline.

          U.S. Government Obligations Risk— U.S. Government securities that are not direct obligations of the U.S. Treasury have more credit risk than securities directly supported by the full faith and credit of the U.S. Government.

          Derivatives Risk— Derivatives are subject to the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty to the derivative instruments and the risk of loss due to changes in interest rates.

Performance Information

          The bar chart and the performance table shown below provide some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by comparing the Fund’s performance to a broad-based securities index. On November 16, 2011, the Fund changed its primary benchmark to the S&P Global LargeCap Index, which more closely reflects the Fund’s current investment strategy. On March 1, 2012, the S&P Global LargeCap Index (Net) replaced the S&P Global LargeCap Index (Gross) as the Fund’s benchmark index. The Net version of the index reflects no deductions for fees, expenses or income taxes. The Adviser believes that the Net version provides a more appropriate basis for comparing the Fund’s performance. Past performance (before and after taxes) does not necessarily predict future performance. Fund performance reflects fees, waivers and/or expense reimbursements and reinvestment of distributions, if any. Without waivers/reimbursements, performance would be lower.

          Prior to November 16, 2011 the Fund was named the Old Westbury U.S. Large Cap Fund and operated under a different investment strategy of investing at least 80% of its net assets, including any borrowings for investment purposes, in equity securities of U.S. large capitalization companies. Prior to October 2, 2008, the Fund was named the Old Westbury Large Cap Equity Fund and operated under a different investment strategy. Prior to February 16, 2004, the Fund was named the Old Westbury Core Equities Fund and operated under a different investment strategy. The performance information shown below largely represents the Fund’s prior investment strategies and may not be representative of performance the Fund will achieve under its current investment strategy.

Annual Total Returns (for calendar years ended December 31st)

During the periods shown in the bar chart, the highest return for a quarter was 13.19% (quarter ended 6/30/2009) and the lowest return for a quarter was (26.05)% (quarter ended 12/31/2008).
Average Annual Total Returns (for the periods ended 12/31/2011)
Average Annual Total Returns	1 Year	5 Years	10 Years
Old Westbury Large Cap Core Fund	(10.55%)	(3.85%)	(0.25%)
Old Westbury Large Cap Core Fund After Taxes on Distributions	(10.59%)	(4.05%)	(0.38%)
Old Westbury Large Cap Core Fund After Taxes on Distributions and Sales	(6.80%)	(3.19%)	(0.19%)
Old Westbury Large Cap Core Fund S&P Global LargeCap Index (Net) (reflects no deduction for fees, expenses or income taxes)	(7.24%)	(1.95%)	3.80%
Old Westbury Large Cap Core Fund S&P Global LargeCap Index (Gross) (reflects no deduction for fees, expenses or income and withholding taxes)	(6.71%)	(1.42%)	4.32%
Old Westbury Large Cap Core Fund S&P 500 Index (reflects no deduction for fees, expenses or income and withholding taxes)	2.11%	(0.25%)	2.92%

After-tax returns are calculated using the historical highest individual federal marginal income tax rate, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to tax-exempt investors or those who hold Fund shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts.

Old Westbury Large Cap Strategies Fund
RISK/RETURN
Investment Goal
The Fund’s goal is to seek long-term capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Old Westbury Large Cap Strategies Fund
Management Fees		0.87%
Other Expenses		0.36%
Acquired Fund Fees and Expenses		0.01%
Total Annual Fund Operating Expenses	[1][2]	1.24%
Less Fee Waiver		(0.08%)
Total Annual Fund Operating Expenses After Fee Waiver	[2]	1.16%
[1]	Total Annual Fund Operating Expenses will not agree to the ratio of expenses to average net assets before expense waivers in the Fund's Financial Highlights, as the Financial Highlights reflect actual direct operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
[2]	Bessemer Investment Management LLC (the "Adviser") has contractually committed through October 31, 2013, to waive its advisory fees to the extent necessary to maintain the net operating expense ratio of the Fund, excluding Fund transaction costs, investment interest expense, dividend expenses associated with securities sold short and Acquired Fund Fees and Expenses (if any), at 1.15%. This commitment may be changed or terminated at any time with the approval of the Board of Directors.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (taking into account the contractual expense limitation). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Old Westbury Large Cap Strategies Fund	118	380	668	1,488

Portfolio Turnover
          The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the fiscal year ended October 31, 2011, the Fund’s portfolio turnover rate was 158% of the average value of its portfolio.

Principal Investment Strategies
          The Fund pursues its investment goal by investing in a diversified portfolio of equity and equity-related securities throughout the world, including in emerging markets. Under normal circumstances, the Fund invests at least 80% of its net assets, including any borrowings for investment purposes, in securities of large capitalization companies. The Adviser currently defines large capitalization companies as companies having, at the time of initial investment, a market capitalization equal to or greater than the largest 70% by market capitalization of the companies that comprise the S&P Global Broad Market Index. The Fund may continue to hold securities of companies whose market capitalizations fall below the foregoing threshold subsequent to the Fund’s investment in such securities. As of December 31, 2011, the smallest market capitalization in this group was $8.2 billion. This capitalization range will change as the size of the companies in the index changes with market conditions and the composition of the index.

          The Fund employs multiple investment strategies which the Adviser believes are complementary. The Fund invests in securities the Adviser believes have potential for above average returns and active currency strategies. The Fund invests primarily in securities listed on bona fide securities exchanges or actively traded in over-the-counter markets either within or outside the issuer’s domicile country. The securities may be listed or traded in the form of American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”), or other types of depositary receipts (including non-voting depositary receipts) or dual listed securities. The Fund may also invest in government fixed income securities, exchange-traded funds (“ETFs”), and a variety of derivatives, including futures, options, swap contracts, and other derivative instruments, to increase or to hedge, or protect, its exposure to, for example, currency value fluctuations or movements in the securities markets. In addition, the Fund may engage in short sales.

          The Adviser has engaged sub-advisers to make the day-to-day investment decisions for portions of the Fund’s portfolio.

Principal Risks

          All investments carry a certain amount of risk and there is no assurance that the Fund will achieve its investment goal. The Adviser and sub-advisers use the Fund’s principal investment strategies and other investment strategies to seek to achieve the Fund’s investment goal. Investment decisions made by the Adviser and sub-advisers in using these strategies may not produce the returns expected by the Adviser and sub-advisers, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with a similar investment goal. The shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. You could lose all or a part of your investment in the Fund.

          The following are the principal risks of investing in the Fund. Please see “Additional Information About the Funds” for a detailed discussion of these risks and other factors you should carefully consider before deciding to invest in the Fund.

          Stock Market/Company Risk —Stock markets are volatile and can decline significantly in response to issuer, market, economic, political, regulatory, geopolitical, and other conditions.

          Foreign Risk—Exposure to foreign markets through issuers or currencies can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. The risks of foreign investments are increased in emerging markets which may experience hyperinflation and have far lower trading volumes and less liquidity than developed markets. Changes in foreign currency exchange rates can affect the value of the Fund’s portfolio. Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted.

          Exchange-Traded Funds Risk —Exchange-traded funds or ETFs are subject to many of the same risks associated with individual stocks, including market risk where the market as a whole, or the specific sector in which an ETF invests, may decline.

          U.S. Government Obligations Risk —U.S. Government securities that are not direct obligations of the U.S. Treasury have more credit risk than securities directly supported by the full faith and credit of the U.S. Government.

          Derivatives Risk—Derivatives are subject to the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty to the derivative instruments and the risk of loss due to changes in interest rates.

          Multi-Style Management Risk —Because certain portions of the Fund’s assets are managed by different portfolio managers using different styles, the Fund could experience overlapping security transactions.

          Growth Style Investment Risk —Growth stocks can perform differently from the market as a whole and from other types of stocks. While growth stocks may react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks by rising in price in certain environments, growth stocks also tend to be sensitive to changes in the earnings of their underlying companies and more volatile than other types of stocks, particularly over the short-term.

          Value Style Investment Risk —Value stocks can perform differently from the market as a whole and from other types of stocks. Value stocks may be purchased based upon the belief that a given security may be out of favor; that belief may be misplaced or the security may stay out of favor for an extended period of time.

          Short Sales Risk—Short sales involve the risk that losses may be exaggerated, potentially causing the Fund to lose more money than the actual cost of the investment.

Performance Information

          The bar chart and the performance table shown below provide some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by comparing the Fund’s performance to a broad-based securities index. On November 16, 2011, the Fund changed its benchmark to the S&P Global LargeCap Index to more closely reflect the Fund’s current investment strategy. On March 1, 2012, the S&P Global LargeCap Index (Net) replaced the S&P Global LargeCap Index (Gross) as the Fund’s benchmark index. The Net version of the index reflects no deductions for fees, expenses or income taxes. The Adviser believes that the Net version provides a more appropriate basis for comparing the Fund’s performance. Past performance (before and after taxes) does not necessarily predict future performance. Fund performance reflects fees, waivers and/or expense reimbursements and reinvestment of distributions, if any. Without waivers/reimbursements, performance would be lower.

          Prior to November 16, 2011 the Fund was named the Old Westbury Non-U.S. Large Cap Fund and operated under a different investment strategy of investing at least 80% of its net assets, including any borrowings for investment purposes, in equity securities of large capitalization non-U.S. companies. Prior to July 29, 2008, the Fund was named the Old Westbury International Fund and operated under a different investment strategy. The performance through July 28, 2008 represents performance of the Fund’s prior strategy of investing in a diversified portfolio of foreign companies located outside of the U.S., at least 85% of which were listed on recognized foreign securities exchanges. The performance information shown below may not be representative of performance the Fund will achieve under its current investment strategy.

Annual Total Returns (for calendar years ended December 31st)

During the periods shown in the bar chart, the highest return for a quarter was 20.35% (quarter ended 9/30/2010) and the lowest return for a quarter was (21.36)% (quarter ended 9/30/2011).
Average Annual Total Returns (for the periods ended 12/31/2011)
Average Annual Total Returns	1 Year	5 Years	10 Years
Old Westbury Large Cap Strategies Fund	(16.06%)	(4.83%)	3.71%
Old Westbury Large Cap Strategies Fund After Taxes on Distributions	(16.26%)	(5.28%)	3.32%
Old Westbury Large Cap Strategies Fund After Taxes on Distributions and Sales	(10.16%)	(3.85%)	3.35%
Old Westbury Large Cap Strategies Fund S&P Global LargeCap Index (Net) (reflects no deduction for fees, expenses or income taxes)	(7.24%)	(1.95%)	3.80%
Old Westbury Large Cap Strategies Fund S&P Global LargeCap Index (Gross) (reflects no deduction for fees, expenses or income and withholding taxes)	(6.71%)	(1.42%)	4.32%
Old Westbury Large Cap Strategies Fund S&P Global ex-U.S. LargeCap Index (Gross) (reflects no deduction for fees, expenses or income and withholding taxes)	(13.26%)	(2.41%)	6.49%
Old Westbury Large Cap Strategies Fund MSCI EAFE Index (net dividends) (reflects no deduction for fees, expenses or income and withholding taxes)	(12.14%)	(4.72%)	4.67%

After-tax returns are calculated using the historical highest individual federal marginal income tax rate, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to tax-exempt investors or those who hold Fund shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts.

Old Westbury Global Small & Mid Cap Fund
RISK/RETURN
Investment Goal
The Fund’s goal is to seek long-term capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Old Westbury Global Small & Mid Cap Fund
Management Fees		0.85%
Other Expenses		0.33%
Acquired Fund Fees and Expenses		0.03%
Total Annual Fund Operating Expenses	[1][2]	1.21%
Less Fee Waiver		(0.07%)
Total Annual Fund Operating Expenses After Fee Waiver	[2]	1.14%
[1]	Total Annual Fund Operating Expenses will not agree to the ratio of expenses to average net assets before expense waiver in the Fund's Financial Highlights, as the Financial Highlights reflect actual direct operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
[2]	Bessemer Investment Management LLC (the "Adviser") has contractually committed through October 31, 2013, to waive its advisory fees to the extent necessary to maintain the net operating expense ratio of the Fund, excluding Fund transaction costs, investment interest expense, dividend expenses associated with securities sold short and Acquired Fund Fees and Expenses (if any), at 1.11%. This commitment may be changed or terminated at any time with the approval of the Board of Directors.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (taking into account the contractual expense limitation). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Old Westbury Global Small & Mid Cap Fund	116	372	654	1,455

Portfolio Turnover
          The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the fiscal year ended October 31, 2011, the Fund’s portfolio turnover rate was 37% of the average value of its portfolio.

Principal Investment Strategies
          The Fund invests in a broad, diversified portfolio of securities of small and medium capitalization companies traded on a principal U.S. exchange or U.S. over-the-counter market, and securities of small and medium capitalization non-U.S. companies in foreign countries, including emerging market countries. Under normal circumstances, the Fund invests at least 80% of its net assets, including borrowings for investment purposes, in securities of small and medium capitalization companies. The Adviser currently defines small and mid capitalization companies as companies having, at the time of initial investment, a market capitalization not greater than the smallest 40% by market capitalization of the companies that comprise the S&P Global Broad Market Index. The Fund may continue to hold securities whose market capitalizations exceed or fall below the foregoing threshold subsequent to the Fund’s investment in such securities. As of December 31, 2011, the largest market capitalization in this group was $11.8 billion. This capitalization range will change as the size of the companies in the index changes with market conditions and the composition of the index.

          The Fund invests primarily in securities listed on bona fide securities exchanges or actively traded in over-the-counter markets either within or outside the issuer’s domicile country. The securities may be listed or traded in the form of American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”), or other types of depositary receipts (including non-voting depositary receipts) or dual listed securities. The Fund also may invest in U.S. Government fixed income securities, exchange-traded funds (“ETFs”), real estate investment trusts (“REITs”), corporate bonds, and a variety of derivatives, including futures, options, swap contracts and other derivative instruments, to increase return, to hedge, or protect, its exposure to, for example, interest rate movements, movements in the commodities or securities markets and currency value fluctuations. The Fund invests at least 80% of its total assets in at least three countries, and may invest 50% or more of its assets in a single country. Emerging-market companies may represent up to 33% of the Fund’s assets.

          The Adviser has engaged sub-advisers to make the day-to-day investment decisions for portions of the Fund’s portfolio.

Principal Risks

          All investments carry a certain amount of risk and there is no assurance that the Fund will achieve its investment goal. The Adviser and sub-advisers use the Fund’s principal investment strategies and other investment strategies to seek to achieve the Fund’s investment goal. Investment decisions made by the Adviser and sub-advisers in using these strategies may not produce the returns expected by the Adviser or sub-advisers, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with a similar investment goal. The shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. You could lose all or a part of your investment in the Fund.

          The following are the principal risks of investing in the Fund. Please see “Additional Information About the Funds” for a detailed discussion of these risks and other factors you should carefully consider before deciding to invest in the Fund.

          Stock Market/Company Risk — Stock markets are volatile and can decline significantly in response to issuer, market, economic, political, regulatory, geopolitical, and other conditions.

          Smaller Company Risk — Smaller companies may be more vulnerable to market downturns and adverse business or economic events and may be less liquid than securities in larger companies.

          Foreign Risk — Exposure to foreign markets through issuers or currencies can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. The risks of foreign investments are increased in emerging markets which may experience hyperinflation and have far lower trading volumes and less liquidity than developed markets. Changes in foreign currency exchange rates can affect the value of the Fund’s portfolio.

          Exchange-Traded Funds Risk — Exchange-traded funds or ETFs are subject to many of the same risks associated with individual stocks, including market risk where the market as a whole, or the specific sector in which an ETF invests, may decline.

          Real Estate Investment Trusts Risk — Real estate investment trusts or REITs carry risks generally incident to the ownership of real property, as well as additional risks such as limited diversification, poor performance by the manager of the REIT and adverse changes to the tax laws.

          Fixed Income Securities Risk — Fixed income securities are subject to the risk that interest rates will rise, which generally causes bond prices to fall.

          U.S. Government Obligations Risk — U.S. Government securities that are not direct obligations of the U.S. Treasury have more credit risk than securities directly supported by the full faith and credit of the U.S. Government.

          Derivatives Risk — Derivatives are subject to the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty to the derivative instruments and the risk of loss due to changes in interest rates.

          Multi-Style Management Risk — Because certain portions of the Fund’s assets are managed by different portfolio managers using different styles, the Fund could experience overlapping security transactions.

Performance Information
          The bar chart and the performance table shown below provide some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by comparing the Fund’s performance to a broad-based securities index, the S&P Global MidSmallCap Index. On March 1, 2012, the S&P Global MidSmallCap Index (Net) replaced the S&P Global MidSmallCap Index (Gross) as the Fund’s benchmark index. The Net version of the index reflects no deductions for fees, expenses or income taxes. The Adviser believes that the Net version provides a more appropriate basis for comparing the Fund’s performance. Past performance (before and after taxes) does not necessarily predict future performance. Fund performance reflects fees, waivers and/or expense reimbursements and reinvestment of distributions, if any. Without waivers/reimbursements, performance would be lower.

          Prior to October 2, 2008, the Fund was named the Old Westbury Global Small Cap Fund and operated under a different investment strategy. The performance through October 1, 2008 represents performance of the Fund’s prior strategy of investing at least 80% of its net assets plus any borrowings for investment purposes in securities of small-capitalization companies. The performance information shown below may not be representative of performance the Fund will achieve under its current investment strategy.

Annual Total Returns (for calendar years ended December 31st)

During the periods shown in the bar chart, the highest return for a quarter was 15.96% (quarter ended 9/30/2010) and the lowest return for a quarter was (19.83)% (quarter ended 9/30/2011).
Average Annual Total Returns (for the periods ended 12/31/2011)
Average Annual Total Returns	1 Year	5 Years	Since Inception	Inception Date
Old Westbury Global Small & Mid Cap Fund	(7.85%)	4.08%	8.04%	Apr. 05, 2005
Old Westbury Global Small & Mid Cap Fund After Taxes on Distributions	(8.62%)	3.52%	7.49%
Old Westbury Global Small & Mid Cap Fund After Taxes on Distributions and Sales	(4.03%)	3.46%	6.97%
Old Westbury Global Small & Mid Cap Fund S&P Global MidSmallCap Index (Net) (reflects no deduction for fees, expenses or income taxes)	(10.30%)	(1.06%)	4.55%
Old Westbury Global Small & Mid Cap Fund S&P Global MidSmallCap Index (Gross) (reflects no deduction for fees, expenses or income and withholding taxes)	(9.93%)	(0.66%)	4.83%

After-tax returns are calculated using the historical highest individual federal marginal income tax rate, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to tax-exempt investors or those who hold Fund shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts.

Old Westbury Global Opportunities Fund
RISK/RETURN
Investment Goal
The Fund’s goal is to seek long-term capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Old Westbury Global Opportunities Fund
Management Fees		1.04%
Other Expenses		0.32%
Acquired Fund Fees and Expenses		0.01%
Total Annual Fund Operating Expenses	[1][2]	1.37%
Less Fee Waiver		(0.16%)
Total Annual Fund Operating Expenses After Fee Waiver	[2]	1.21%
[1]	Total Annual Fund Operating Expenses will not agree to the ratio of expenses to average net assets before expense waivers in the Fund's Financial Highlights, as the Financial Highlights reflect actual direct operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
[2]	Bessemer Investment Management LLC (the "Adviser") has contractually committed through October 31, 2013 to waive its advisory fees to the extent necessary to maintain the net operating expense ratio of the Fund, excluding Fund transaction costs, investment interest expense, dividend expenses associated with securities sold short and Acquired Fund Fees and Expenses (if any), at 1.20%. This commitment may be changed or terminated at any time with the approval of the Board of Directors.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (taking into account the contractual expense limitation). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Old Westbury Global Opportunities Fund	123	407	724	1,623

Portfolio Turnover

          The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the fiscal year ended October 31, 2011, the Fund’s portfolio turnover rate was 84% of the average value of its portfolio.

Principal Investment Strategies

The Fund pursues its investment goal by investing throughout the world in a broad range of equity securities, securities that have equity-like characteristics and fixed-income securities. Investments may include common stocks, preferred stocks, convertible securities, corporate bonds, asset-backed securities, including mortgage-backed obligations, real estate investment trusts (“REITs”), structured notes, depository receipts, U.S. and non-U.S. Government fixed-income securities, inflation-protected securities such as Treasury Inflation Protected Securities (“TIPS”) and similar bonds issued by governments outside of the U.S., and commodity-linked instruments. The Fund may seek to capture the return potential created by market dislocations. The Fund invests in securities issued by companies of any capitalization size in several different countries. The Fund, as a general matter, intends to invest its assets in at least three countries, one of which may be the U.S., and to have at least 40% of its assets invested outside the U.S. However, based on the global opportunistic investment focus of the Fund, the Fund may be invested in a smaller number of countries and have a lesser percentage of its assets outside the U.S. Securities held by the Fund may be of any maturity or quality, including below investment grade rated securities (sometimes referred to as “junk bonds”) and unrated securities determined by the Adviser or sub-advisers to be of comparable quality. The Fund invests in different types of securities and asset classes to the extent permitted by applicable laws, regulations and orders.

          The Fund’s portfolio may include investments in both domestic and foreign securities, including securities issued by companies or governments in emerging market countries. The relative attractiveness of particular currencies may be a factor in the Adviser’s or sub-advisers’ investment decisions with respect to security selection. The Fund also may invest in a variety of derivatives, including among others, futures, options, swap contracts, forward contracts, including forward foreign currency exchange contracts, and other derivative instruments, both to increase return and/or to hedge, or protect, its exposure to, for example, interest rate movements, movements in the commodities or securities markets and currency value fluctuations. In addition, the Fund may invest in private placements and exchange-traded funds (“ETFs”). The Fund may engage in short selling and other investment techniques.

          The Adviser employs sub-advisers for some asset classes, or segments of specific asset classes, and allocates the Fund’s portfolio investments on an opportunistic basis intended to achieve attractive relative returns among asset classes and investments.

Principal Risks

          All investments carry a certain amount of risk and there is no assurance that the Fund will achieve its investment goal. The Adviser and sub-advisers use the Fund’s principal investment strategies and other investment strategies to seek to achieve the Fund’s investment goal. Investment decisions made by the Adviser and sub-advisers in using these strategies may not produce the returns expected by the Adviser or sub-advisers, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with a similar investment goal. The shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. You could lose all or a part of your investment in the Fund.

          The following are the principal risks of investing in the Fund. Please see “Additional Information About the Funds” for a detailed discussion of these risks and other factors you should carefully consider before deciding to invest in the Fund.

          Non-Diversified Risk—The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund which may cause the Fund to be more volatile.

          Stock Market/Company Risk — Stock markets are volatile and can decline significantly in response to issuer, market, economic, political, regulatory, geopolitical, and other conditions.

          Smaller Company Risk — Smaller companies may be more vulnerable to market downturns and adverse business or economic events and may be less liquid than securities in larger companies.

          Foreign Risk — Exposure to foreign markets through issuers or currencies can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. The risks of foreign investments are increased in emerging markets which may experience hyperinflation and have far lower trading volumes and less liquidity than developed markets. Changes in foreign currency exchange rates can affect the value of the Fund’s portfolio.

          Exchange-Traded Funds Risk — Exchange-traded funds or ETFs are subject to many of the same risks associated with individual stocks, including market risk where the market as a whole, or the specific sector in which an ETF invests, may decline.

          Real Estate Investment Trusts Risk — Real estate investment trusts or REITs carry risks generally incident to the ownership of real property, as well as additional risks such as limited diversification, poor performance by the manager of the REIT and adverse changes to the tax laws.

          Fixed Income Securities Risk — Fixed income securities are subject to the risk that interest rates will rise, which generally causes bond prices to fall.

          High-Yield, Lower-Grade Debt Securities Risk — High-yield and lower-grade debt securities are high risk investments and may cause principal and investment losses to the Fund.

          U.S. Government Obligations Risk — U.S. Government securities that are not direct obligations of the U.S. Treasury have more credit risk than securities directly supported by the full faith and credit of the U.S. Government.

          Mortgage-Backed and Asset-Backed Securities Risk — Securities representing interests in “pools” of mortgages or other assets are subject to various risks including, prepayment and contraction risk, risk of default of the underlying mortgage or assets, and delinquencies and losses of the underlying mortgage or assets.

          Municipal Securities Risk — Prices of municipal securities rise and fall in response to interest rate changes and local political and economic factors may adversely affect the value and liquidity of these securities.

          Convertible Securities Risk — Convertible Securities are subject to interest rate risk, the risk that the issuer will not be able to pay interest or dividend when due, the risk that their market value may change based on changes to the issuer’s credit ratings or the market’s perception of the issuer’s creditworthiness, and the risk that their value may not increase or decrease as rapidly as the underlying common stock.

          Derivatives Risk — Derivatives are subject to the risk of changes in the market price of the underlying security, currency, index or instrument, credit risk with respect to the counterparty to the derivative instruments and the risk of loss due to changes in interest rates or volatility.

          Structured Notes Risk — Investing in structured notes is subject to certain risks, including credit risk and the normal risks of price changes in response to changes in interest rates.

          Inflation-Protected Securities Risk — The value of an inflation-protected debt security generally will fall when real interest rates rise.

          Restricted Securities Risk — Restricted securities carry the risk that few potential purchasers for such securities may exist.

          Short Sales Risk — Short sales involve the risk that losses may be exaggerated, potentially causing the Fund to lose more money than the actual cost of the investment.

          Loan Participations and Assignments Risk — Loan participations and assignments of portions of loans involve special types of risk, including credit risk, interest rate risk, liquidity risk and the risks of being a lender.

          Multi-Style Management Risk —Because certain portions of the Fund’s assets are managed by different portfolio managers using different styles, the Fund could experience overlapping security transactions.

Performance Information

          The bar chart and the performance table shown below provide some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by comparing the Fund’s performance to a broad-based securities index, the S&P Global LargeMidCap Index. Past performance (before and after taxes) does not necessarily predict future performance. Fund performance reflects fees, waivers and/or expense reimbursements and reinvestment of distributions, if any. Without waivers/reimbursements, performance would be lower.

Annual Total Returns (for calendar years ended December 31st)

During the periods shown in the bar chart, the highest return for a quarter was 11.13% (quarter ended 9/30/2009) and the lowest return for a quarter was (15.12)% (quarter ended 12/31/2008).
Average Annual Total Returns (for the periods ended 12/31/2011)
Average Annual Total Returns	1 Year	Since Inception	Inception Date
Old Westbury Global Opportunities Fund	(7.06%)	(3.64%)	Nov. 28, 2007
Old Westbury Global Opportunities Fund After Taxes on Distributions	(8.76%)	(5.44%)
Old Westbury Global Opportunities Fund After Taxes on Distributions and Sales	(4.50%)	(4.07%)
Old Westbury Global Opportunities Fund S&P Global LargeMidCap Index (Gross) (reflects no deduction for fees, expenses or income and withholding taxes)	(7.08%)	(4.18%)

After-tax returns are calculated using the historical highest individual federal marginal income tax rate, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to tax-exempt investors or those who hold Fund shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts.

Old Westbury Real Return Fund
RISK/RETURN
Investment Goal
The Fund’s goal is to seek real capital appreciation in inflationary environments.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Old Westbury Real Return Fund
Management Fees		0.85%
Other Expenses		0.30%
Total Annual Fund Operating Expenses	[1]	1.15%
Less Fee Waiver		(0.05%)
Total Annual Fund Operating Expenses After Fee Waiver	[1]	1.10%
[1]	Bessemer Investment Management LLC (the "Adviser") has contractually committed through October 31, 2013 to waive its advisory fees to the extent necessary to maintain the net operating expense ratio of the Fund, excluding Fund transaction costs, investment interest expense, dividend expenses associated with securities sold short and Acquired Fund Fees and Expenses (if any), at 1.10%. This commitment may be changed or terminated at any time with the approval of the Board of Directors.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (taking into account the contractual expense limitation). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Old Westbury Real Return Fund	112	357	625	1,390

Portfolio Turnover

          The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the fiscal year ended October 31, 2011, the Fund’s portfolio turnover rate was 109% of the average value of its portfolio.

Principal Investment Strategies

          The Fund invests in a portfolio of instruments that the Adviser believes should benefit in environments of increasing inflation. Under normal circumstances, the Fund primarily invests its assets among the following instruments that, in the judgment of the Adviser, are affected directly or indirectly by the level of inflation: inflation-protected securities such as Treasury Inflation Protected Securities (“TIPS”) and similar bonds issued by governments outside of the U.S. floating-rate bonds issued by various government and corporate entities; commodities; real estate investment trusts or REITs; securities and derivatives linked to the price of other assets (such as commodities, stock indexes and real estate); and equity securities of domestic and foreign companies within the natural-resources and agricultural sectors and related industries. The Fund also may invest in exchange-traded funds (“ETFs”), convertible securities, structured notes and private placements. The Adviser attempts to manage the Fund’s “real return” (which equals total return less the estimated cost of inflation) by investing in instruments that the Adviser believes should perform better than other instruments during a period of time when inflation is rising. The Fund also attempts to hedge against inflationary pressures by investing in non-traditional instruments such as derivative instruments and commodities. The Adviser may also engage in options and futures transactions. Derivatives may be used to increase returns and/or to hedge or protect the Fund’s exposure to, for example, interest rate movements, movements in the commodities or securities markets and currency value fluctuations. In addition, the Fund may engage in short selling and other investment techniques.

          The Fund seeks to gain exposure to commodities, commodities-related instruments, derivatives and other investments by directly investing in those instruments or through investments in OWF Real Return Fund Ltd., a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). The Subsidiary is advised by the Adviser and has the same investment goal as the Fund. In addition, the Subsidiary (like the Fund) will limit its investment in illiquid assets to 15% of its net assets. In this regard, the Fund’s investment in the Subsidiary is considered liquid. The Subsidiary pursues its investment goal by investing in commodities, commodities-related instruments, derivatives and other investments. The Subsidiary (unlike the Fund) may invest without limitation in these investments. However, the Subsidiary is otherwise subject to the same fundamental, non-fundamental and certain other investment restrictions as the Fund. The portion of the Fund’s or Subsidiary’s assets exposed to any particular commodity, derivative or other investment will vary based on market conditions, but from time to time some exposure could be substantial. To the extent of the Fund’s investment in the Subsidiary, it will be subject to the risks associated with the commodities, derivatives and other investments in which the Subsidiary invests, which are discussed elsewhere in the Prospectus.

Principal Risks

          All investments carry a certain amount of risk and there is no assurance that the Fund will achieve its investment goal. The Adviser uses the Fund’s principal investment strategies and other investment strategies to seek to achieve the Fund’s investment goal. Investment decisions made by the Adviser in using these strategies may not produce the returns expected by the Adviser, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with a similar investment goal. The shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. You could lose all or a part of your investment in the Fund.

          The following are the principal risks of investing in the Fund. Please see “Additional Information About the Funds” for a detailed discussion of these risks and other factors you should carefully consider before deciding to invest in the Fund.

          Non-Diversified Risk — The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund which may cause the Fund to be more volatile.

          Stock Market/Company Risk — Stock markets are volatile and can decline significantly in response to issuer, market, economic, political, regulatory, geopolitical, and other conditions.

          Smaller Company Risk — Smaller companies may be more vulnerable to market downturns and adverse business or economic events and may be less liquid than securities in larger companies.

          Foreign Risk — Exposure to foreign markets through issuers or currencies can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. The risks of foreign investments are increased in emerging markets which may experience hyperinflation and have far lower trading volumes and less liquidity than developed markets. Changes in foreign currency exchange rates can affect the value of the Fund’s portfolio.

          Exchange-Traded Funds Risk — Exchange-traded funds or ETFs are subject to many of the same risks associated with individual stocks, including market risk where the market as a whole, or the specific sector in which an ETF invests, may decline.

          Real Estate Investment Trusts Risk — Real estate investment trusts or REITs carry risks generally incident to the ownership of real property, as well as additional risks such as limited diversification, poor performance by the manager of the REIT and adverse changes to the tax laws.

          Fixed Income Securities Risk — Fixed income securities are subject to the risk that interest rates will rise, which generally causes bond prices to fall.

          U.S. Government Obligations Risk — U.S. Government securities that are not direct obligations of the U.S. Treasury have more credit risk than securities directly supported by the full faith and credit of the U.S. Government.

          Inflation-Protected Securities Risk — The value of an inflation-protected debt security generally will fall when real interest rates rise.

          Convertible Securities Risk — Convertible Securities are subject to interest rate risk, the risk that the issuer will not be able to pay interest or dividend when due, the risk that their market value may change based on changes to the issuer’s credit ratings or the market’s perception of the issuer’s creditworthiness, and the risk that their value may not increase or decrease as rapidly as the underlying common stock.

          Derivatives Risk — Derivatives are subject to the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty to the derivative instruments and the risk of loss due to changes in interest rates.

          Structured Notes Risk — Investing in structured notes is subject to certain risks, including credit risk and the normal risks of price changes in response to changes in interest rates.

          Commodities Risk — The value of commodities may be affected by, among other things, changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity. The operations and financial performance of companies in the agricultural, natural resources and related industries may be directly affected by commodity prices. This risk is exacerbated for those companies that own the underlying commodity.

          Restricted Securities Risk — Restricted securities carry the risk that few potential purchasers for such securities may exist.

          Short Sales Risk — Short sales involve the risk that losses may be exaggerated, potentially causing the Fund to lose more money than the actual cost of the investment.

          Certain Tax Risk — The tax treatment and characterization of the Fund’s distribution may vary significantly from time to time because of the varied nature of the Fund’s investments. The Subsidiary is treated as a “controlled foreign corporation” and the Fund is treated as a “U.S. shareholder” of the Subsidiary for U.S. federal income tax purposes. As a result, the Fund is required to currently include in gross income for U.S. federal income tax purposes all of the Subsidiary’s “subpart F income,” whether or not such income is distributed by the Subsidiary, and there will be a corresponding adjustment to the Fund’s tax basis in the subsidiary. This reporting disparity may give rise to differences when calculating distributable earnings or deficits under U.S. GAAP and U.S. federal income tax rules, and such differences could be material.

          Subsidiary Risk — Because the Fund will invest a portion of its assets in the Subsidiary, which may hold commodities, commodities-related instruments, derivatives and other investments described in this Prospectus, the Fund will be indirectly exposed to the risks associated with the Subsidiary’s investments. The Subsidiary generally is subject to the same fundamental, non-fundamental and certain other investment restrictions as the Fund; however, the Subsidiary (unlike the Fund) may invest without limitation in commodities, commodities-related instruments, derivatives and other investments.

Performance Information

          The bar chart and the performance table shown below provide some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by comparing the Fund’s performance to a broad-based securities index, the Dow Jones UBS Commodity Index. The Fund also compares its performance to the Barclays Capital U.S. TIPS Index, the Fund’s secondary benchmark. Past performance (before and after taxes) does not necessarily predict future performance. Fund performance reflects fees, waivers and/or expense reimbursements and reinvestment of distributions, if any. Without waivers/reimbursements, performance would be lower.

Annual Total Returns (for calendar years ended December 31st)

During the periods shown in the bar chart, the highest return for a quarter was 16.70% (quarter ended 12/31/2010) and the lowest return for a quarter was (28.95)% (quarter ended 12/31/2008).
Average Annual Total Returns (for the periods ended 12/31/2011)
Average Annual Total Returns	1 Year	5 Years	Since Inception	Inception Date
Old Westbury Real Return Fund	(12.82%)	0.25%	3.48%	Apr. 28, 2005
Old Westbury Real Return Fund After Taxes on Distributions	(13.37%)	(0.88%)	2.40%
Old Westbury Real Return Fund After Taxes on Distributions and Sales	(8.18%)	(0.14%)	2.66%
Old Westbury Real Return Fund Dow Jones UBS Commodity Index (reflects no deduction for fees, expenses or income and withholding taxes)	(13.32%)	(2.07%)	0.73%
Old Westbury Real Return Fund Barclays U.S. TIPS Index (reflects no deduction for fees, expenses or income and withholding taxes)	13.56%	7.95%	6.13%

After-tax returns are calculated using the historical highest individual federal marginal income tax rate, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to tax-exempt investors or those who hold Fund shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts.

Old Westbury Fixed Income Fund
RISK/RETURN
Investment Goal
The Fund’s goal is to seek total return (consisting of current income and capital appreciation).
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Old Westbury Fixed Income Fund
Management Fees		0.45%
Other Expenses		0.31%
Total Annual Fund Operating Expenses	[1]	0.76%
Less Shareholder Servicing Fee Waiver	[2]	(0.10%)
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.66%
[1]	Bessemer Investment Management LLC (the "Adviser") has contractually committed through October 31, 2013, to waive its advisory fees to the extent necessary to maintain the net operating expense ratio of the Fund, excluding Fund transaction costs, investment interest expense, dividend expenses associated with securities sold short and Acquired Fund Fees and Expenses (if any) and after the application of the shareholder servicing fee commitment, at 0.70%. This commitment may be changed or terminated at any time with the approval of the Board of Directors.
[2]	Bessemer Trust Company, N.A. has contractually committed through October 31, 2013, to waive its shareholder servicing fee for the Fund to the extent necessary to maintain a maximum shareholder servicing fee for the Fund at 0.10%. The shareholder servicing fee commitment may be changed or terminated at any time with the approval of the Board of Directors.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (taking into account the contractual expense limitation). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Old Westbury Fixed Income Fund	67	226	406	926

Portfolio Turnover

          The Fund pays transaction costs, such as commission, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the fiscal year ended October 31, 2011, the Fund’s portfolio turnover rate was 76% of the average value of its portfolio.

Principal Investment Strategies

          The Fund invests primarily in a diversified portfolio of investment-grade bonds and notes. The Fund invests at least 80% of its net assets, plus borrowings for investment purposes, in fixed income securities including corporate, asset-backed, mortgage-backed, and U.S. Government securities. The Adviser attempts to manage the Fund’s “total return” (which includes both changes in principal value of the Fund’s securities and income earned) by lengthening or shortening the average maturity of the Fund’s securities according to whether the Adviser expects market interest rates to increase or decline. The Fund may also engage in futures and options transactions, both to increase return and/or to hedge, or protect, its exposure to, for example, interest rate movements, movements in the commodities or securities markets and currency value fluctuations. In addition, the Fund may invest in exchange-traded funds (“ETFs”), convertible securities, municipal securities, and inflation-protected securities such as TIPS and similar bonds issued by governments outside of the U.S.

Principal Risks

          All investments carry a certain amount of risk and there is no assurance that the Fund will achieve its investment goal. The Adviser uses the Fund’s principal investment strategies and other investment strategies to seek to achieve the Fund’s investment goal. Investment decisions made by the Adviser in using these strategies may not produce the returns expected by the Adviser, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with a similar investment goal. The shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. You could lose all or a part of your investment in the Fund.

          The following are the principal risks of investing in the Fund. Please see “Additional Information About the Funds” for a detailed discussion of these risks and other factors you should carefully consider before deciding to invest in the Fund.

          Fixed Income Securities Risk — Fixed income securities are subject to the risk that interest rates will rise, which generally causes bond prices to fall.

          Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

          Exchange-Traded Funds Risk — Exchange-traded funds or ETFs are subject to many of the same risks associated with individual stocks, including market risk where the market as a whole, or the specific sector in which an ETF invests, may decline.

          U.S. Government Obligations Risk — U.S. Government securities that are not direct obligations of the U.S. Treasury have more credit risk than securities directly supported by the full faith and credit of the U.S. Government.

          Inflation-Protected Securities Risk — The value of an inflation-protected debt security generally will fall when real interest rates rise.

          Mortgage-Backed and Asset-Backed Securities Risk — Securities representing interests in “pools” of mortgages or other assets are subject to various risks, including prepayment and contraction risk, risk of default of the underlying mortgage or assets and delinquencies and losses of the underlying mortgage or assets.

          Municipal Securities Risk — Prices of municipal securities rise and fall in response to interest rate changes and local political and economic factors may adversely affect the value and liquidity of these securities.

          Convertible Securities Risk — Convertible Securities are subject to interest rate risk, the risk that the issuer will not be able to pay interest or dividend when due, the risk that their market value may change based on changes to the issuer’s credit ratings or the market’s perception of the issuer’s creditworthiness, and the risk that their value may not increase or decrease as rapidly as the underlying common stock.

          Foreign Risk — Exposure to foreign markets through issuers or currencies can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. The risks of foreign investments are increased in emerging markets which may experience hyperinflation and have far lower trading volumes and less liquidity than developed markets. Changes in foreign currency exchange rates can affect the value of the Fund’s portfolio.

          Derivatives Risk — Derivatives are subject to the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty to the derivative instruments and the risk of loss due to changes in interest rates.

isk with respect to the counterparty to the derivative instruments and the risk of loss due to changes in interest rates.

Performance Information

          The bar chart and the performance table shown below provide some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by comparing the Fund’s performance to a broad-based securities index, the Barclays Government/Credit Total Index. Past performance (before and after taxes) does not necessarily predict future performance. Fund performance reflects fees, waivers and/or expense reimbursements and reinvestment of distributions, if any. Without waivers/reimbursements, performance would be lower.

Annual Total Returns (for calendar years ended December 31st)

During the periods shown in the bar chart, the highest return for a quarter was 7.61% (quarter ended 12/31/2008) and the lowest return for a quarter was (1.99)% (quarter ended 6/30/2008).
Average Annual Total Returns (for the periods ended 12/31/2011)
Average Annual Total Returns	1 Year	5 Years	10 Years
Old Westbury Fixed Income Fund	4.41%	6.18%	5.15%
Old Westbury Fixed Income Fund After Taxes on Distributions	3.06%	4.76%	3.75%
Old Westbury Fixed Income Fund After Taxes on Distributions and Sales	3.28%	4.53%	3.63%
Old Westbury Fixed Income Fund Barclays Government/Credit Total Index (reflects no deduction for fees, expenses or income and withholding taxes)	8.74%	6.55%	5.85%

After-tax returns are calculated using the historical highest individual federal marginal income tax rate, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to tax-exempt investors or those who hold Fund shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts.

Old Westbury Municipal Bond Fund
RISK/RETURN
Investment Goal
The Fund’s goal is to seek total return (consisting of current income that is exempt from regular federal income tax and capital appreciation).
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Old Westbury Municipal Bond Fund
Management Fees		0.43%
Other Expenses		0.30%
Acquired Fund Fees and Expenses		0.01%
Total Annual Fund Operating Expenses	[1]	0.74%
Less Shareholder Servicing Fee Waiver	[2]	(0.10%)
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.64%
[1]	Bessemer Investment Management LLC (the "Adviser") has contractually committed through October 31, 2013, to waive its advisory fee to the extent necessary to maintain the net operating expense ratio of the Fund, excluding Fund transaction costs, investment interest expense, dividend expenses associated with securities sold short and Acquired Fund Fees and Expenses (if any) and after the application of the shareholder servicing fee commitment, at 0.70%. This commitment may be changed or terminated at any time with the approval of the Board of Directors.
[2]	Bessemer Trust Company, N.A. has contractually committed through October 31, 2013, to waive its shareholder servicing fee for the Fund to the extent necessary to maintain a maximum shareholder servicing fee for the Fund at 0.10%. The shareholder servicing fee commitment may be changed or terminated at any time with the approval of the Board of Directors.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (taking into account the contractual expense limitation). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Old Westbury Municipal Bond Fund	65	219	395	902

Portfolio Turnover

          The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the fiscal year ended October 31, 2011, the Fund’s portfolio turnover rate was 64% of the average value of its portfolio.

Principal Investment Strategies

          The Fund invests primarily in a diversified portfolio of investment-grade municipal securities, which includes tax-free debt securities of states, territories, and possessions of the U.S. and political subdivisions and taxing authorities of these entities, with a goal of seeking total return (consisting of current income that is exempt from regular federal income tax and capital appreciation). At least 80% of the Fund’s income from investments in municipal securities will be exempt from regular federal income tax. Interest from the Fund’s investments may be subject to the federal alternative minimum tax. The Fund invests, as a non-fundamental policy, at least 80% of its net assets, plus borrowings for investment purposes, in municipal bonds. The Fund also may invest in exchange-traded funds (“ETFs”).

Principal Risks

          All investments carry a certain amount of risk and there is no assurance that the Fund will achieve its investment goal. The Adviser uses the Fund’s principal investment strategies and other investment strategies to seek to achieve the Fund’s investment goal. Investment decisions made by the Adviser in using these strategies may not produce the returns expected by the Adviser, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with a similar investment goal. The shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. You could lose all or a part of your investment in the Fund.

          The following are the principal risks of investing in the Fund. Please see “Additional Information About the Funds” for a detailed discussion of these risks and other factors you should carefully consider before deciding to invest in the Fund.

          Fixed Income Securities Risk — Fixed income securities are subject to the risk that interest rates will rise, which generally causes bond prices to fall.

          Focus Risk — To the extent that the Fund focuses on investments within a single state, its performance can be more volatile than that of a fund that invests more broadly.

          Municipal Securities Risk — Prices of municipal securities rise and fall in response to interest rate changes and local political and economic factors may adversely affect the value and liquidity of these securities.

          Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

          Liquidity Risk — Liquidity risk refers to the possibility that it may be difficult or impossible to sell certain positions at an acceptable time or price.

          Exchange-Traded Funds Risk — Exchange-traded funds or ETFs are subject to many of the same risks associated with individual stocks, including market risk where the market as a whole, or the specific sector in which an ETF invests, may decline.

Performance Information

          The bar chart and the performance table shown below provide some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by comparing the Fund to a broad-based securities index, the Bank of America Merrill Lynch 1-12 Year Municipal Bond Index. The Fund also compares its performance to the Lipper Short-Intermediate Municipal Debt Funds Index. Past performance (before and after taxes) does not necessarily predict future performance. Fund performance shown below reflects fees, waivers and/or expense reimbursements and reinvestment of distributions, if any. Without waivers/reimbursements, performance would have been lower.

Annual Total Returns (for calendar years ended December 31st)

During the periods shown in the bar chart, the highest return for a quarter was 6.15% (quarter ended 9/30/2009) and the lowest return for a quarter was (3.99)% (quarter ended 12/31/2010).
Average Annual Total Returns (for the periods ended 12/31/2011)
Average Annual Total Returns	1 Year	5 Years	10 Years
Old Westbury Municipal Bond Fund	6.53%	4.78%	4.73%
Old Westbury Municipal Bond Fund After Taxes on Distributions	6.49%	4.75%	4.62%
Old Westbury Municipal Bond Fund After Taxes on Distributions and Sales	4.88%	4.49%	4.44%
Old Westbury Municipal Bond Fund Bank of America Merrill Lynch 1-12 Year Municipal Bond Index (reflects no deduction for fees, expenses or income and withholding taxes)	7.58%	5.47%	5.15%
Old Westbury Municipal Bond Fund Lipper Short-Intermediate Municipal Debt Funds Index (reflects no deduction for fees, expenses or income and withholding taxes)	5.76%	4.02%	3.75%

After-tax returns are calculated using the historical highest individual federal marginal income tax rate, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to tax-exempt investors or those who hold Fund shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts.